Convertible Bond and Derivative Financial Liability	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Convertible Bond and Derivative Financial Liability
25.	CONVERTIBLE BOND AND DERIVATIVE FINANCIAL LIABILITY
On December 19, 2019, the Company issued 2% convertible bond with a principal amount of US$15,000,000. The bond is convertible at the option of the bondholders into class A ordinary shares at any time after six months following the date of issuance of the bond and prior to the close of business on the second business day immediately preceding the maturity date of June 30, 2023. The conversion rate is 99.44 American Depositary Shares (“ADSs”) per US$1,000 principal. The conversion rate is subject to adjustment up
on the occurrence of certain events that have an impact on the number of outstanding shares of the company. The bondholders can convert all or any portion of the bond that equals to or greater than US$10,000,000
. However, the bondholders can only exercise such right to convert no more than twice. Any convertible notes not converted, as well as the accrued interest, will be repaid on
June
30, 2023
. In January 2022, the conversion price of the
bon
d was
 adjusted to US$
8.08
per share and the convertible bond
w
ere
 converted into
1,856,436
class A
ordinary
shares. The directors of the Company considered that the

effect of the
modification of this financial liability is considered as immaterial.
On initial recognition, the derivative component of the convertible bond is measured at fair value and presented as a derivative financial liabilit
y
.
The movement of convertible bond during the years ended December 31, 2021 and 2022 are as follow
s
:

	Liability component	Derivative financial liability
	HK$	HK$
At January 1, 2021	103,278,429	12,954,313
Interest for the year	8,085,419	—
Exchange alignment	606,536	798,360

At December 31, 2021	111,970,384	13,752,673

Interest for the year	430,702	—
Fair value gain recognized in profit or loss	—	(13,347,266)
Converted into class A shares	(112,401,086)	(405,407)

At December 31, 2022	—	—